Income Taxes (Tax Information on a Domestic and Foreign Basis) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income before income taxes
Domestic	$ 4,400	$ 3,964	$ 3,726
Foreign	1,282	1,125	1,201
Income before income taxes	5,682	5,089	4,927
Current income tax expense
Domestic	818	758	568
Foreign	9	42	15
Total current income tax expense	827	800	583
Deferred income tax expense (recovery)
Domestic	419	349	450
Foreign	108	(1,544)	254
Total deferred income tax expense (recovery)	$ 527	$ (1,195)	$ 704